Note 3 - Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities	$ 17,155,562	$ 15,463,578	$ 11,735,387
Fair Value, Measurements, Recurring [Member]
Available for sale securities	17,155,562	15,463,578	11,735,387
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities	5,769,689	5,442,666	4,030,584
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities	11,385,873	10,020,912	7,704,803
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Fixed Maturities [Member]
Available for sale securities	11,688,456	10,320,074	8,131,119
Fixed Maturities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	11,688,456	10,320,074	8,131,119
Fixed Maturities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities	302,583	299,162	426,316
Fixed Maturities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities	11,385,873	10,020,912	7,704,803
Fixed Maturities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Fixed Maturities [Member] | US Treasury Securities [Member]
Available for sale securities	302,583	299,162	426,316
Fixed Maturities [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	302,583	299,162	426,316
Fixed Maturities [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities	302,583	299,162	426,316
Fixed Maturities [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities
Fixed Maturities [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Fixed Maturities [Member] | Corporate Debt Securities [Member]
Available for sale securities	4,452,716	3,845,896	2,911,553
Fixed Maturities [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	4,452,716	3,845,896	2,911,553
Fixed Maturities [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities
Fixed Maturities [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities	4,452,716	3,845,896	2,911,553
Fixed Maturities [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for sale securities	3,656,990	2,849,829	1,744,137
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	3,656,990	2,849,829	1,744,137
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities	3,656,990	2,849,829	1,744,137
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Fixed Maturities [Member] | Collateralized Mortgage Backed Securities [Member]
Available for sale securities	3,276,167	3,325,187	3,049,113
Fixed Maturities [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	3,276,167	3,325,187	3,049,113
Fixed Maturities [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities
Fixed Maturities [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities	3,276,167	3,325,187	3,049,113
Fixed Maturities [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Equity Securities [Member]
Available for sale securities	5,135,423	4,942,248	3,430,054
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	5,135,423	4,942,248	3,430,054
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities	5,135,423	4,942,248	3,430,054
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Other Equity Investments [Member]
Available for sale securities	331,683	201,256	174,214
Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	331,683	201,256	174,214
Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities	331,683	201,256	174,214
Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities
Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Equities, Including Equity Securities and Other Equity Investments [Member]
Available for sale securities	5,467,106	5,143,504	3,604,268
Equities, Including Equity Securities and Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member]
Available for sale securities	5,467,106	5,143,504	3,604,268
Equities, Including Equity Securities and Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available for sale securities	5,467,106	5,143,504	3,604,268
Equities, Including Equity Securities and Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale securities
Equities, Including Equity Securities and Other Equity Investments [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available for sale securities